Parent Entity Disclosures (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Guarantees [member]
Parent Entity Disclosures (Details) [Line Items]
Guarantees involving	$ 0
Contingent liabilities [Member]
Parent Entity Disclosures (Details) [Line Items]
Contingent liabilities	$ 0